Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Current assets:
Cash and cash equivalents	¥ 2,256,488	¥ 2,105,976
Trade receivables	800,463	764,026
Receivables from financial services	1,840,699	1,878,938
Other financial assets	213,177	149,427
Inventories	1,523,455	1,364,130
Other current assets	291,006	292,970
Total current assets	6,925,288	6,555,467
Non-current assets:
Investments accounted for using the equity method	679,517	597,262
Receivables from financial services	3,117,364	3,070,615
Other financial assets	436,555	364,612
Intangible assets	741,514	778,192
Deferred tax assets	129,338	121,509
Other non-current assets	169,022	165,425
Total non-current assets	12,423,876	12,402,656
Total assets	19,349,164	18,958,123
Current liabilities:
Trade payables	1,224,627	1,183,344
Financing liabilities	2,917,261	2,786,928
Accrued expenses	404,719	417,736
Other financial liabilities	115,405	119,784
Income taxes payable	53,595	45,507
Provisions	305,994	348,095
Other current liabilities	602,498	527,448
Total current liabilities	5,624,099	5,428,842
Non-current liabilities:
Financing liabilities	3,881,749	4,022,190
Other financial liabilities	60,005	47,241
Retirement benefit liabilities	404,401	494,131
Provisions	220,625	248,935
Deferred tax liabilities	629,722	900,450
Other non-current liabilities	294,468	246,708
Total non-current liabilities	5,490,970	5,959,655
Total liabilities	11,115,069	11,388,497
Equity:
Common stock	86,067	86,067
Capital surplus	171,118	171,118
Treasury stock	(113,271)	(26,189)
Retained earnings	7,611,332	6,712,894
Other components of equity	178,292	351,406
Equity attributable to owners of the parent	7,933,538	7,295,296
Non-controlling interests	300,557	274,330
Total equity	8,234,095	7,569,626
Total liabilities and equity	19,349,164	18,958,123
Equipment on operating leases [member]
Non-current assets:
Property, plant and equipment	4,088,133	4,104,663
Property, plant and equipment [member]
Non-current assets:
Property, plant and equipment	¥ 3,062,433	¥ 3,200,378